CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONTINUING OPERATIONS
Net operating revenue	R$ 40,181,552	R$ 37,158,908	R$ 34,074,233
Operating expenses	(26,702,164)	(26,129,636)	(29,275,307)
Regulatory remeasurements - Transmission contracts	6,129,771	(12,144)	365,178
OPERATING PROFIT BEFORE FINANCIAL RESULT	19,609,159	11,017,128	5,164,104
Financial Result	(11,628,120)	(12,002,121)	(4,373,595)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	7,981,039	(984,993)	790,509
RESULTS OF EQUITY METHOD INVESTMENTS	2,503,205	2,062,090	2,369,777
OTHER REVENUE AND EXPENDITURE	136,540	651,280	186,924
PROFIT BEFORE TAXES	10,620,784	1,728,377	3,347,210
Current income tax and social contribution	717,909	512,503	1,630,034
Deferred income tax and social contribution	477,879	3,511,001	934,421
Total income tax expense	(240,030)	2,998,498	(695,613)
NET PROFIT FROM CONTINUING OPERATIONS	10,380,754	4,726,875	2,651,597
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	10,378,122	4,881,788	2,648,592
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS	2,632	(154,913)	3,005
DISCONTINUED OPERATIONS
NET PROFIT (LOSS) FROM DISCONTINUED OPERATION		(332,014)	986,785
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY		(332,014)	986,785
NET PROFIT FOR THE YEAR	10,380,754	4,394,861	3,638,382
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	10,378,122	4,549,774	3,635,377
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS	2,632	(154,913)	3,005
Common shares
CONTINUING OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	R$ 9,008,210	4,237,648	2,239,391
DISCONTINUED OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY		R$ (288,206)	R$ 834,329
PROFIT PER SHARE
Profit basic per share (in R$ per share)	R$ 4.56	R$ 1.98	R$ 1.82
Profit diluted per share (in R$ per share)	4.50	1.96	1.80
PROFIT PER SHARE - Continuing Operations
Profit basic per share (in R$ per share)	4.56	2.12	1.33
Profit diluted per share (in R$ per share)	4.50	2.10	1.31
Preferred shares
PROFIT PER SHARE
Profit basic per share (in R$ per share)	5.02	2.18	2.00
Profit diluted per share (in R$ per share)	4.95	2.15	1.98
PROFIT PER SHARE - Continuing Operations
Profit basic per share (in R$ per share)	5.02	2.34	1.46
Profit diluted per share (in R$ per share)	R$ 4.95	R$ 2.31	R$ 1.44